Summary of Significant Accounting Policies (Tables) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018
Schedule of Fair Value of Assumptions Using Black-Scholes Option-Pricing Model

During 2018, the fair value of each option grant was estimated using a Black-Scholes option-pricing model on the date of the grant as follows:

Nonemployees

Estimated dividend yield	0.00%
Expected stock price volatility	340.00%
Weighted-average risk-free interest rate	2.70%
Expected life of options	5.00
Weighted-average fair value per share	$0.0040

Schedule of Derivative Liability on Unobservable Inputs

The fair value of these derivative liabilities was determined based on management’s estimate of the expected future cash flows required to settle the liabilities. This valuation technique involves management’s estimates and judgment based on unobservable inputs and is classified in level 3.

Derivative liability as of December 31, 2017	$295,800
Addition of new derivatives recognized as debt discounts	829,680
Change in fair value of derivative liabilities	3,168,020

Derivative liability as of September 30, 2018	$4,293,500

The amount of net loss for the nine-month period ending September 30, 2018, attributable to the unrealized losses relating to liability still held at the reporting date	$3,168,020